Fair Value Measurements - Fair value hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial assets:
Current derivative assets	$ 13,019	$ 15,070
Non-current derivative assets	7,229	14,378
Carrying Value
Financial assets:
Cash and cash equivalents	63,921	47,579
Financial liabilities:
Long-term debt, current and non-current	963,005	1,062,647
Carrying Value | Interest rate swap contracts
Financial assets:
Current derivative assets	13,019	15,070
Non-current derivative assets	7,229	14,378
Fair Value
Financial assets:
Cash and cash equivalents	63,921	47,579
Financial liabilities:
Long-term debt, current and non-current	941,647	1,035,740
Fair Value | Interest rate swap contracts
Financial assets:
Current derivative assets	13,019	15,070
Non-current derivative assets	7,229	14,378
Recurring | Carrying Value
Financial assets:
Cash and cash equivalents	63,921	47,579
Non-current derivative assets		14,378
Financial liabilities:
Long-term debt, current and non-current	963,005	1,062,647
Recurring | Carrying Value | Interest rate swap contracts
Financial assets:
Current derivative assets	13,019	15,070
Non-current derivative assets	7,229
Recurring | Fair Value | Quoted Price in Active Markets for Identical Assets (Level 1)
Financial assets:
Cash and cash equivalents	63,921	47,579
Recurring | Fair Value | Significant Other Observable Inputs (Level 2)
Financial assets:
Non-current derivative assets		14,378
Financial liabilities:
Long-term debt, current and non-current	941,647	1,035,740
Recurring | Fair Value | Significant Other Observable Inputs (Level 2) | Interest rate swap contracts
Financial assets:
Current derivative assets	13,019	$ 15,070
Non-current derivative assets	$ 7,229